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June 23, 1998


Schwab Funds
101 Montgomery Street
San Francisco, CA 94104

To Whom It May Concern:

On March 6, 1998, three N-30Ds were incorrectly filed under the Charles Schwab Corporation, CIK #0000316709. The following details the incorrect filings:

1. Schwab Taxable Money Funds Annual Report, dated December 31, 1997 Accession Number 0001047469-98-008865

2. Schwab Value Advantage Funds Annual Report, dated December 31, 1997 Accession Number 0001047469-98-008867

3. Schwab Municipal Money Funds Annual Report, dated December 31, 1997 Accession Number 0001047469-98-008868

These filings were correctly filed under Schwab Family of Funds, CIK #0000857156, on June 23, 1998. They can be referenced under the following accession numbers:

1. Schwab Taxable Money Funds Annual Report, dated December 31, 1997 Accession Number 0001047469-98-024981

2. Schwab Value Advantage Funds Annual Report, dated December 31, 1997 Accession Number 0001047469-98-024976

3. Schwab Municipal Money Funds Annual Report, dated December 31, 1997 Accession Number 0001047469-98-024975